Stockholders' Equity (Deficiency) (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Equity [Abstract]
Schedule of Nonvested Restricted Stock Unit Activity	The following table summarizes restricted common stock activity:
Number of Shares
Non-vested shares, April 1, 2017	1,436,170
Granted	—
Vested	—
Forfeited	—
Non-vested shares, June 30, 2017	1,436,170

The following table summarizes restricted common stock activity:

Number of Shares
Non-vested shares, April 1, 2015	208,333
Granted	-
Vested	(39,167)
Forfeited	-
Non-vested shares, April 1, 2016	169,166
Granted	1,436,170
Vested	(2,500)
Forfeited	(166,666)
Non-vested shares, March 31, 2017	1,436,170